INTANGIBLE ASSETS (Details) (Intangible asset - customer base, USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangible asset - customer base
Intangible asset,Gross	$ 144,000
Less: accumulated amortization	(21,000)
Intangible asset,Net	$ 123,000
Estimated Useful Life	4 years